Note 3 - Debt Securities - Debt and Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Available-for-sale, amortized cost	$ 972,315	$ 972,315	$ 906,135
Securities, Available-for-sale, Gross Unrealized Gains	1		5,645
Securities, Available-for-sale, Gross Unrealized Losses	149,504		14,195
Debt Securities, Available-for-Sale, Total	822,812	$ 822,812	897,585
US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-sale, amortized cost	7,353		7,320
Securities, Available-for-sale, Gross Unrealized Gains	0		0
Securities, Available-for-sale, Gross Unrealized Losses	856		99
Debt Securities, Available-for-Sale, Total	6,497		7,221
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale, amortized cost	177,261		163,700
Securities, Available-for-sale, Gross Unrealized Gains	0		20
Securities, Available-for-sale, Gross Unrealized Losses	32,049		4,490
Debt Securities, Available-for-Sale, Total	145,212		159,230
Collateralized Mortgage-Backed Securities [Member]
Available-for-sale, amortized cost	518,727		465,588
Securities, Available-for-sale, Gross Unrealized Gains	1		2,726
Securities, Available-for-sale, Gross Unrealized Losses	74,290		6,537
Debt Securities, Available-for-Sale, Total	444,438		461,777
Asset-Backed Securities [Member]
Available-for-sale, amortized cost	47,538		46,583
Securities, Available-for-sale, Gross Unrealized Gains	0		213
Securities, Available-for-sale, Gross Unrealized Losses	2,288		83
Debt Securities, Available-for-Sale, Total	45,250		46,713
Corporate Debt Securities [Member]
Available-for-sale, amortized cost	2,500		2,500
Securities, Available-for-sale, Gross Unrealized Gains	0		75
Securities, Available-for-sale, Gross Unrealized Losses	97		0
Debt Securities, Available-for-Sale, Total	2,403		2,575
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale, amortized cost	218,936		220,444
Securities, Available-for-sale, Gross Unrealized Gains	0		2,611
Securities, Available-for-sale, Gross Unrealized Losses	39,924		2,986
Debt Securities, Available-for-Sale, Total	$ 179,012		$ 220,069